Accounting policies - Measurement of FA and FL and recognition of FV changes - Financial instruments categorized in Level 3 (Details) $ in Millions, $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 MXV ( )
Financial instruments
Level 3 maturity period threshold	20 years	20 years
CCS USD/Peso | Level 3
Financial instruments
Number of financial instruments	6	6
Notional amount | $	$ 38	$ 39
CCS USD/Peso | Level 3 | Minimum
Financial instruments
Maturity period	20 years
CCS 91 - day TIIE | Level 3
Financial instruments
Notional amount |					419
Interest rate swaps | Level 3
Financial instruments
Number of financial instruments	4	6
Notional amount | $			$ 619	$ 772
Interest rate swaps | Level 3 | Maximum
Financial instruments
Maturity period	20 years	20 years
IRS 91-day TIIE | Level 3
Financial instruments
Number of financial instruments	1	4
Notional amount	$ 20			2,345
Loans Held to Collect and Sell | Level 3
Financial instruments
Number of financial instruments	1
IRS 91-Day TIIE options | Level 3
Financial instruments
Number of financial instruments		1
IRS, Fully hedged | Level 3
Financial instruments
Number of financial instruments	3	3
Notional amount | $			7,500	$ 7,500
Loan, Held to collect and sell | Level 3
Financial instruments
Notional amount | $			$ 4,056